Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

The related parties are defined as affiliates of our Company; entities for which investments are accounted for by the equity method by our Company; the principal owners of our Company; its management; members of the immediate families of the principal owners of our Company and its management.

Moon View Venture Limited (“Moon View”), PEWC, Singapore Branch, PEWC Singapore Co. (Pte) Ltd., and PEWC (HK) are controlled by PEWC. Moon View is the immediate holding company of our Company. Italian-Thai Development Public Company Limited (“Italian-Thai”) is the non-controlling shareholder of one of our Company’s operating subsidiaries in Thailand. SPHC is one of our Company’s equity investees. Fujikura Limited is a non-controlling shareholder of one of our Company’s operating subsidiaries in Thailand.

24(a)Outstanding balance with related parties

The following table provided the total amount of outstanding balance at December 31, 2021 and 2020.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	24	—	10,075	8,550
PEWC, Singapore Branch	21	22	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	400	400
PEWC (HK)	7,204	5,613	16	42

Associate
SPHC	176	196	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	6,540	5,151	—	240

Others	—	—	12	26
Total	13,965	10,982	11,865	10,620

As of December 31, 2020, the interest rates on the balance due to PEWC Singapore Co. (Pte) Ltd. range from 1.23% to 2.90%. In December 2020, this loan was repaid in full to PEWC Singapore Co. (Pte) Ltd.

On July 10, 2020, APWC entered into a secured loan agreement with PEWC as lender. In August 2020, we borrowed the principal amount of $6 million under the Secured Loan from PEWC, pledging our Company’s 98.3% ownership stake in Sigma Cable as collateral. This loan was a straight loan with a fixed interest rate of 3% per annum. In June 2021, such loan was repaid in full to PEWC, and the facility was terminated.

24.	RELATED PARTY TRANSACTIONS (continued)

24(b)Transactions with related parties

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2021	2020	2019
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	20,359	5,742	2,745
	Sales	5,254	90	—
	Fabrication income received	25	—	140
	Management fee paid	153	133	199
	Information technology service fee paid	113	123	101
	Training fee paid	110	—	—
	Interest expenses paid	91	60	—
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	—	12	22
PEWC (HK)	Sales	25,127	17,004	17,831
	Service fee paid	219	209	218

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	6,613	5,344	4,188
	Construction of factory building expenses	1,651	3,436	215
Fujikura Limited	Purchases	—	—	249

Others	Fabrication cost	350	238	581

24(c)Terms and condition of transactions with related parties

The sales to and purchases from related parties are based on negotiation by the entities. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Our Company purchases from PEWC copper rods as raw materials, low to high voltage power cable, and wire for distribution purposes. The purchase price from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years ended December 31, 2021, 2020 and 2019.

24.	RELATED PARTY TRANSACTIONS (continued)

24(c)Terms and condition of transactions with related parties (continued)

Pursuant to the composite services agreement with PEWC:

(i)

PEWC will sell copper rod to our Company, upon our Company’s request, (1) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (2) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (3) will give priority in the supply of copper rod to our Company over other purchasers of copper rod from PEWC.

(ii)

PEWC grants to our Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which our Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets. However, PEWC shall not be required to grant to our Company the right to distribute products manufactured by PEWC in the future in markets where our Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to our Company.

(iii)

PEWC will make available to our Company, upon our Company’s request and on terms to be mutually agreed between PEWC and our Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology. Our Company benefits from research and development conducted by PEWC at little or no cost to our Company.

(iv)

PEWC will make available to our Company, upon our Company’s request and on terms to be mutually agreed between PEWC and our Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of our Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to our Company.

(v)

Each of PEWC and our Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where our Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product. Unless our Company and PEWC mutually agree otherwise, our Company shall have the right of first refusal to enter into any definitive agreement with such third party. If, however, such third party would not agree to the substitution of our Company for PEWC or such substitution would prevent the successful completion of the facility or venture, PEWC will arrange for our Company to participate to the extent possible.

24.	RELATED PARTY TRANSACTIONS (continued)

24(d)Compensation of key management personnel of our Company

	For the years ended December, 31
	2021	2020	2019
	US$’000	US$’000	US$’000
Short-term employee benefits	2,372	3,050	3,073
Post-employment benefits	84	114	179
Total compensation paid to key management personnel	2,456	3,164	3,252

The amounts disclosed in the table were recognized as expenses during the reporting periods.